SHORT-TERM AND LONG-TERM DEBT (Interest rate information) (Details)	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Weighted average interest rate	3.61%	2.68%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	2.29%	0.21%
Secured Overnight Financing Rate ("SOFR"), closing rate	1.50%	0.05%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	1.68%	0.95%